Warrant Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Warrant Liability [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The inputs to the model were as follows:

	June 30, 2015	December 31, 2014
Stock Price	$12.63	$10.15
Dividend Yield	$0.125	N/A
Risk-free rate	0.46%	0.67%
Expected Term	1.72	1.97
Expected Volatility	32.69%	33.62%

The inputs to the model were as follows:

	December 31,
	2014	2013
Stock Price	$10.15	$8.55
Dividend Yield	N/A	N/A
Risk-free rate	0.67%	0.78%
Expected Term	1.97	2.97
Expected Volatility	33.62%	44.69%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2014	$19,991
Fair value adjustment – three months ended March 31, 2015	(5,078)
Balance – March 31, 2015	14,913
Fair value adjustment – three months ended June 30, 2015	16,391
Balance – June 30, 2015	$31,304

The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2013	$18,280
Fair value adjustment for year ended December 31, 2014	1,711
Balance at December 31, 2014	$19,991